Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 118,751	$ 42,639	$ 938,040
Accounts Receivable, net	359,657	11,430	0
Prepaid Expenses	19,114	5,449	5,648
Inventory	479,230	304,012	276,788
Other receivables	9,544	7,132	5,700
Total current assets	986,296	370,662	1,226,176
Non-current assets:
Deposit	56,366	34,915	14,402
Goodwill	9,448,852
Investment in Salt Tequila USA, LLC	250,000
Right of use asset, net	130,101	162,008
Property and equipment, net	64,269	37,729	34,513
Total non-current assets	9,948,049	234,652	48,915
Total Assets	10,935,884	605,314	1,275,091
Current Liabilities
Accounts payable and accrued expenses	1,118,582	703,885	831,070
Bank overdraft
Right of use liability - current	89,950	81,502
Due to related parties	517,875	429,432	302,934
Bridge loan payable, net		2,200,000	1,858,385
Related party notes payable - current		1,505,100
Convertible bridge loan payable - current	100,000	2,202,664	100,000
Notes payable, current portion	539,611	875,000	875,000
Royalty payable	90,000	39,000	21,062
Revenue financing arrangements	12,710	45,467	77,108
Shareholder advances	88,000	46,250	16,250
Accrued interest payable	805,602	1,604,498	1,119,909
Accrued interest payable - related parties		546,362	426,740
Total Current liabilities	3,362,330	10,279,160	5,628,458
Long-term Liabilities:
Right of use liability - noncurrent	40,151	82,238
Related party notes payable - non-current	64,200		1,375,100
Convertible bridge loan payable - non-current			2,102,664
Total Long-term liabilities	104,351	82,238	3,477,764
Total liabilities	3,466,681	10,361,398	9,106,222
Common stock, (mezzanine shares), 12,605,283 shares, contingently convertible to notes payable at June 30, 2020	9,248,720
Deficiency in stockholders' equity:
Common Stock, $0.001 par, 100,000,000 shares authorized, 57,002,247 and 44,021,382 shares issued 57,002,247 and 43,885,090 outstanding, at June 30, 2020 and December 31, 2019, respectively	57,002	44,021	40,165
Additional paid-in capital	34,898,641	22,095,403	18,938,480
Treasury Stock, $0.001 par, 136,292 shares at cost		(50,000)	(100,000)
Accumulated deficit	(36,735,159)	(31,845,506)	(26,709,776)
Total deficiency in stockholders' Equity	(1,779,517)	(9,756,083)	(7,831,131)
Total liabilities mezzanine shares and deficiency in stockholders' equity	$ 10,935,884	605,314	1,275,091
Canfield [Member]
Current assets
Cash and cash equivalents		23,315	6,980
Accounts Receivable, net		309,622	300,993
Inventory		30,559	41,695
Right-of-use asset		18,718
Total current assets		382,214	349,668
Non-current assets:
Property and equipment, net		43,845	58,627
Total Assets		426,059	408,295
Current Liabilities
Accounts payable and accrued expenses		353,849	331,034
Line of credit		69,534	66,181
Right of use liability - current		18,718
Due to related parties		197,849
Current portion of long-term debt		3,152	8,241
Total Current liabilities		643,102	405,456
Long-term Liabilities:
Long-term debt		2,064	5,498
Total Long-term liabilities		2,064	5,498
Total liabilities		645,166	410,954
Deficiency in stockholders' equity:
Preferred stock, no par value; 5,000,000 shares authorized; no shares issued and outstanding
Common Stock, $0.001 par, 100,000,000 shares authorized, 57,002,247 and 44,021,382 shares issued 57,002,247 and 43,885,090 outstanding, at June 30, 2020 and December 31, 2019, respectively		345,515	245,515
Additional paid-in capital		160,786
Accumulated deficit		(725,408)	(248,174)
Total deficiency in stockholders' Equity		(219,107)	(2,659)
Total liabilities mezzanine shares and deficiency in stockholders' equity		$ 426,059	$ 408,295